SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service [member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of outstanding, Beginning	136,000
Number of outstanding, Beginning	2,000
Number of outstanding, Granted	20,000	3,000	197,000
Number of outstanding, Vested	(13,000)	(1,000)	(57,000)
Number of outstanding, Forfeited			(4,000)
Number of outstanding, Ending			136,000
Number of outstanding, Beginning	9,000	2,000	2,000